Document and Entity Information	12 Months Ended
Jun. 30, 2026 shares
Entity Information
Entity Registrant Name	Sasol Limited
Entity Central Index Key	0000314590
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Entity File Number	001-31615
Entity Incorporation, State or Country Code	T3
Entity Address, Address Line One	Sasol Place, 50 Katherine Street
Entity Address, City or Town	Sandton
Entity Address, Country	ZA
Entity Address, Postal Zip Code	2196
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Inc.
Auditor Firm ID	1025
Auditor Location	Johannesburg, South Africa
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Business Contact
Entity Information
City Area Code	+27
Local Phone Number	10 344 3060
Contact Personnel Name	Walt Bruns
Contact Personnel Email Address	walt.bruns@sasol.com
Entity Address, Address Line One	Sasol Place
Entity Address, Address Line Two	50 Katherine Street
Entity Address, City or Town	Sandton
Entity Address, Country	ZA
Entity Address, Postal Zip Code	2196
American Depositary Shares
Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	SSL
Security Exchange Name	NYSE
Sasol ordinary shares of no par value
Entity Information
Title of 12(b) Security	Ordinary Shares of no par value [1]
Trading Symbol	SSL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	647,761,670
4,375% Notes due 2026 issued by Sasol
Entity Information
Title of 12(b) Security	4,375% Notes due 2026 issued by Sasol Financing USA LLC
Trading Symbol	SOLJL
Security Exchange Name	NYSE
6,500% Notes due 2028 issued by Sasol
Entity Information
Title of 12(b) Security	6,500% Notes due 2028 issued by Sasol Financing USA LLC
Trading Symbol	SOLJL
Security Exchange Name	NYSE
5,500% Notes due 2031 issued by Sasol
Entity Information
Title of 12(b) Security	5,500% Notes due 2031 issued by Sasol Financing USA LLC
Trading Symbol	SOLJL
Security Exchange Name	NYSE
Sasol BEE ordinary shares of no par value
Entity Information
Entity Common Stock, Shares Outstanding	6,331,347

[1]	Listed on the New York Stock Exchange not for trading or quotation purposes, but only in connection with the registration of American Depositary Shares (ADS or ADSs) pursuant to the requirements of the Securities and Exchange Commission.